Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

NOTE 19 — Derivative Instruments and Hedging Activities

The Company’s revenue, earnings, cash flows and fair value of its assets and liabilities can be impacted by fluctuations in foreign exchange risks and interest rates, as applicable. The Company manages the impact of foreign exchange risk and interest rate movements through operational means and through the use of various financial instruments, including derivative instruments such as foreign currency contracts.

Foreign Currency Forward Contracts

As a result of the Actavis Group Acquisition, the Company’s exposure to foreign exchange fluctuations has increased. The Company has entered into foreign currency forward contracts to mitigate volatility in anticipated foreign currency cash flows resulting from changes in foreign currency exchange rates, primarily associated with non-functional currency denominated revenues and expenses of foreign subsidiaries. The foreign currency forward contracts outstanding at December 31, 2013 have settlement dates within one month. The effect of the derivative contracts was a gain of $0.3 million and a loss of $70.4 million for the years ended December 31, 2013 and 2012, respectively, and was recognized in other income (expense). The forward contracts are classified in the consolidated balance sheet in prepaid expenses and other assets or accounts payable and accrued expenses, as applicable. In 2012, the Company entered into foreign currency exchange options and forward contracts to hedge its agreed upon purchase of Actavis of €4.25 billion. The foreign currency options had a net premium payable of $156.8 million, which was settled and paid on October 9, 2012. These transactions were entered into to mitigate exposure resulting from movements of the U.S. dollar against the Euro in connection with the Actavis Acquisition, and resulted in a (loss) being reflected in other income and expense of $70.4 million during the year ended December 31, 2012.

The foreign currency forward contracts to buy Euros and US dollars and sell New Zealand dollars at December 31, 2013 were as follows:

	Notional Amount
Foreign Currency	Buy	Sell
New Zealand Dollar	€—	€0.3

	€—	€0.3

	Notional Amount
Foreign Currency	Buy	Sell
New Zealand Dollar	$—	$1.1

	$—	$1.1